Fair value of financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments
25.	Fair value of financial instruments
The fair value of a financial instrument is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants which takes place in the principal (or most advantageous) market at the measurement date. The fair value of a liability reflects its non-performing risk. Assets and liabilities recorded at fair value in the consolidated statements of financial position are measured and classified in a hierarchy consisting of three levels for disclosure purposes. The three levels are based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

●	Level 1: Unadjusted quoted prices in an active market for identical assets and liabilities.

●	Level 2: Quoted prices in markets that are not active or inputs that are derived from quoted prices of similar (but not identical) assets or liabilities in active markets.

●	Level 3: Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities.

(a)	Valuation process
The Company maximizes the use of quoted prices from active markets, when available. A market is regarded as active if transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis. Where independent quoted market prices are not available, the Company uses quoted market prices for similar instruments, other third-party evidence or valuation techniques.
The fair value of financial instruments determined using valuation techniques include the use of recent arm’s length transactions and discounted cash flow analysis for investments in unquoted securities, discounted cash flow analysis for derivatives, third-party pricing models or other valuation techniques commonly used by market participants and utilize independent observable market inputs to the maximum extent possible.
The use of valuation techniques to determine the fair value of a financial instrument requires management to make ass
u
mptions such as the amount and timing of future cash flows and discount rates and incorporate the Company’s estimate of assumptions that a market participant would make when valuing the instruments.

(b)	Accounting classifications and fair values
The following table shows the carrying amount and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. During the year ended December 31, 2022 and December 31, 2021, there have not been any transfers between fair value hierarchy levels except for the transfers indicated in Note 25(c)(i) related to the investment portfolio.

		Carrying amount				Fair value

As at December 31, 2022	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Investment portfolio		12,520	—	—	12,520	605	—	11,915	12,520

		12,520	—	—	12,520

Financial assets not measured at fair value
Cash and cash equivalent		—	29,268	—	29,268	29,268	—	—	29,268
Restricted cash		—	1,578	—	1,578	1,578	—	—	1,578
Loans receivable – current	4	—	69,693	—	69,693	—	69,693	—	69,693
Loans receivable – non-current	4	—	221	—	221	—	—	221	221
Other receivables		—	9,719	—	9,719	—	9,719	—	9,719

		—	110,479	—	110,479

Financial liabilities measured at fair value
Derivative financial liabilities	14	419	—	—	419	—	419	—	419

		419	—	—	419

Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	20,773	20,773	—	20,773	—	20,773
Credit facility	12	—	—	46,180	46,180	—	46,180	—	46,180
Debentures	13	—	—	38,266	38,266	—	36,037	—	36,037

		—	—	105,219	105,219

		Carrying amount				Fair value

As at December 31, 2021	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Investment portfolio		18,088	—	—	18,088	1,785	—	16,303	18,088
Derivative financial assets	20	7,866	—	—	7,866	—	—	7,866	7,866

		25,954	—	—	25,954

Financial assets not measured at fair value
Cash and cash equivalent		—	67,762	—	67,762	67,762	—	—	67,762
Restricted cash		—	1,446	—	1,446	1,446	—	—	1,446
Loans receivable – current	4	—	65,397	—	65,397	—	65,397	—	65,397
Loans receivable – non-current	4	—	248	—	248	—	—	248	248
Other receivables		—	8,259	—	8,259	—	8,259	—	8,259

		—	143,112	—	143,112

Financial liabilities measured at fair value
Derivative financial liabilities	14	12,688	—	—	12,688	—	12,688	—	12,688

		12,688	—	—	12,688

Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	20,783	20,783	—	20,783	—	20,783
Credit facility	12	—	—	44,983	44,983	—	44,983	—	44,983
Debentures	13	—	—	39,794	39,794	—	39,794	—	39,794

		—	—	105,560	105,560

(c)	Measurement of fair values:

(i)	Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value
Investment portfolio: Equities Unlisted
●  Price of recent investments in the investee company

●  Implied multiples from recent transactions of the underlying investee companies

●  Offers received by investee companies

●  Revenue multiples derived from comparable public companies and transactions

●  Option pricing model
● Third-party transactions ● Revenue multiples ● Balance sheets and last twelve-month revenues for certain of the investee companies ● Equity volatility ● Time to exit events
●  Increases in revenue multiples increases fair value

●  Increases in equity volatility can increase or decrease fair value depending on class of shares held in the investee company

●  Increases in estimated time to exit event can increase or decrease fair value depending on class of shares held in the investee company

Partnership interest and others	● Adjusted net book value	● Net asset value per unit ● Change in market pricing of comparable companies of the underlying investments made by the partnership	● Increases in net asset value per unit or change in market pricing of comparable companies of the underlying investment made by the partnership can increase fair value

Loans receivable non-current	● Discounted cash flows: Considering expected prepayments and using management’s best estimate of average market interest rates with similar remaining terms.	● Expected timing and amount of cash flows ● Discount rate	● Changes to the expected amount and timing of cash flow changes fair value ● Increases to the discount rate can decrease fair value

Derivative financial assets	● Option pricing model	● Equity stock price and volatility	● Increase in equity stock price and volatility will increase fair value

The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2022 and December 31, 2021 and classified as Level 3:

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	16,303	18,291
Additions	1,837	3,555
Disposal	—	(9,272)
Transfer to Level 1 investments	(500)	—
Unrealized exchange gain (loss)	547	(90)
Realized gain on investment portfolio	—	4,120
Unrealized loss on investment portfolio	(6,272)	(301)

Balance, end of the period	11,915	16,303

The fair value of the Company’s current loans receivable, other receivables, and accounts payable, accruals and other approximates its carrying values due to the short-term nature of these instruments. The fair value of the Company’s credit facility approximates its carrying amount due to its variable interest rate, which approximates a market interest rate. The fair value of the Company’s debentures was determined based on a discounted cash flow analysis using observable market interest rates for instruments with similar terms.

(ii)	Sensitivity analysis
For the fair value of equity securities, reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects.

	Profit or loss

	Increase	Decrease

Investment portfolio:
December 31, 2022 Adjusted market multiple (5% movement)	626	(626)

December 31, 2021 Adjusted market multiple (5% movement)	920	(920)